Expense Example {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-08 - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248